Income Tax And Social Contribution (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Major Components of Income Tax Expense
The income tax and social contribution charge on the results for the year can be summarized as follows:

	2020	2019	2018

Current income tax	(11,462)	(23,738)	(14,333)
Current social contribution	(31,204)	(8,621)	(5,227)

	(42,666)	(32,359)	(19,560)

Deferred income tax	(206)	(3,033)	(1,075)
Deferred social contribution	(574)	(1,091)	(387)

	(780)	(4,124)	(1,462)

Summary of Deferred Taxes
Deferred tax balances

	2020	2019

Deferred tax assets

Tax losses	2,769	1,161

Leases	1,799	1,046

Total	4,568	2,207

Deferred tax liabilities

Financial revenue	(7,842)	(5,731)

Estimated revenue	(2,997)	(1,855)

Leases	(224)	(336)

Total Income Tax	(11,063)	(7,922)

Estimated revenue	(1,557)	(961)

Total (Taxes and contribution)	(1,557)	(961)

Total deferred tax liabilities	(12,620)	(8,883)

Movements	Tax losses	Leases	Total

Deferred tax assets

As at December 31, 2018	—	575	575

to profit and loss	1,161	470	1,631

As at December 31, 2019	1,161	1,046	2,207

to profit and loss	1,608	753	2,361

As at December 31, 2020	2,769	1,799	4,568

Movements	Financial Revenue	Estimated Revenue	Leases	Total

Deferred tax liabilities
As at December 31, 2018	(1,866)	—	(301)	(2,167)

to profit and loss	(3,865)	(2,816)	(35)	(6,716)

As at December 31, 2019	(5,731)	(2,816)	(336)	(8,883)

to profit and loss	(2,111)	(1,738)	112	(3,737)

As at December 31, 2020	(7,842)	(4,554)	(224)	(12,620)

Summary of Tax Effective Rate
(a)	Tax effective rate

	2020	2019	2018

Profit (loss) before income taxes	212,600	192,115	77,700
Combined statutory income taxes rate - %	34%	34%	34%

Income tax benefit (expense) at statutory rates	(72,284)	(65,319)	(26,418)
Reconciliation adjustments:
Expenses not detuctible	(93)	(323)	—
Tax loss compensation	—	361	—
Tax loss accrual	—	1.161	(822)
Tax benefits	440	—	—
Effect of presumed profit of subsidiaries (i)	28,435	27,812	6,215

Other additions (exclusions), net	56	(175)	3

Income taxes expenses	(43,446)	(36,483)	(21,022)
Current	(42,666)	(32,360)	(21,402)
Deferred	(780)	(4,123)	380

Effective rate	20%	19%	27%

(i)
Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Entity’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.